NOTES PAYABLE (Details)	12 Months Ended
	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MXN ($)	Nov. 22, 2022 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)
Notes payable
Outstanding	$ 6,262,000,000	$ 5,166,000,000
Unsecured Term Loan | Unsecured Loan Facility
Notes payable
Total Facilities						$ 1,500,000,000
Revolving credit facility
Notes payable
Cost to maintain	14,000,000	17,000,000	$ 21,000,000
Notes payable
Notes payable
Denominated value	2,810,000,000	1,989,000,000		$ 2,336,000,000			$ 2,341,000,000
Revolving and demand credit facility
Notes payable
Total Facilities	12,900,000,000	12,400,000,000
TCPL | Revolving credit facility | Maturing December 2027
Notes payable
Total Facilities	3,000,000,000.0	3,000,000,000.0
Unused Capacity	1,700,000,000
TCPL | Notes payable
Notes payable
Outstanding	$ 5,971,000,000	$ 4,953,000,000
Weighted average interest rate per annum	4.90%	0.40%		4.90%	4.90%		0.40%	0.40%
USA | Notes payable
Notes payable
Outstanding	$ 0	$ 68,000,000		$ 0			$ 54,000,000
Weighted average interest rate per annum	0.00%	0.30%		0.00%	0.00%		0.30%	0.30%
Mexico subsidiary | Revolving credit facility
Notes payable
Total Facilities					$ 5,000,000,000.0			$ 5,000,000,000.0
Unused Capacity					$ 800,000,000
Mexico subsidiary | Notes payable
Notes payable
Outstanding	$ 291,000,000	$ 145,000,000		$ 215,000,000			$ 115,000,000
Weighted average interest rate per annum	6.00%	1.70%		6.00%	6.00%		1.70%	1.70%
TCPL / TCPL USA / Columbia / TransCanada American Investments Ltd. | Revolving credit facility | Maturing December 2023
Notes payable
Total Facilities				$ 3,000,000,000.0			$ 4,500,000,000
Unused Capacity				600,000,000
TCPL / TCPL USA / Columbia / TransCanada American Investments Ltd. | Revolving credit facility | Maturing December 2025
Notes payable
Total Facilities				2,500,000,000			$ 1,000,000,000.0
Unused Capacity				$ 2,500,000,000
TCPL / TCPL USA | Revolving credit facility
Notes payable
Total Facilities	$ 2,100,000,000	$ 2,100,000,000
Unused Capacity	$ 1,000,000,000.0